Fair Value Measurements (Details) - Schedule of Key Inputs for the Binomial Lattice Model	12 Months Ended
	Dec. 31, 2022 $ / shares $ / item	Dec. 31, 2021 $ / shares $ / item	Sep. 30, 2023 $ / shares
Schedule Of Key Inputs For The Binomial Lattice Model Abstract
Stock price (in Dollars per share) | $ / shares	$ 10.02	$ 9.68	$ 10
Strike price | $ / item	11.5	11.5
Effective expiration date	Sep. 17, 2023	Aug. 03, 2026
Volatility	7.00%	11.30%
Risk-free rate	4.69%	1.20%
Dividend yield	0.00%	0.00%